Pension and Other Employee Benefits - Summary of Unlisted Equity Investments of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 52,123	₱ 53,863	₱ 55,427
MediaQuest PDRs [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 9,955	₱ 10,050
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 542	₱ 544
BTF Holdings, Inc. [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 231	₱ 221
Unquoted equity investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 10,728	₱ 10,815